OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
Schedule of financial liabilities

Current	12.31.2018	12.31.2017
	ThCh$	ThCh$
Bank loans	21,542,736	31,470,003
Bonds payable	20,664,481	20,156,295
Deposits in guarantee	12,242,464	13,849,504
Derivative contract obligations (see note 20)	130,829	445,278
Leasing agreements	1,534,467	2,060,325
Total	56,114,977	67,981,405

Non-current	12.31.2018	12.31.2017
	ThCh$	ThCh$
Bank loans	2,439,253	13,057,542
Bonds payable	700,327,057	648,228,554
Leasing agreements	13,797,468	14,481,105
Total	716,563,778	675,767,201

Schedule of the fair value of financial assets and liabilities

	Book Value	Fair Value	Book Value	Fair Value
Current	12.31.2018	12.31.2018	12.31.2017	12.31.2017
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalents (3)	137,538,613	137,538,613	136,242,116	136,242,116
Other financial assets (3)	683,567	683,567	14,138,161	14,138,161
Trade and other accounts receivable (3)	187,210,279	187,210,279	191,284,680	191,284,680
Accounts receivable from related companies (3)	9,450,263	9,450,263	5,370,232	5,370,232
Bank loans (1)	21,542,736	20,298,761	31,470,003	31,006,898
Bonds payable (2)	20,664,481	22,318,939	20,156,295	22,484,452
Deposits in guarantee (3)	12,242,464	12,242,464	13,849,504	13,849,504
Derivative contract obligations (3) (see note 20)	130,829	130,829	445,278	445,278
Leasing agreements (3)	1,534,467	1,534,467	2,060,325	2,060,325
Trade and other accounts payable (3)	238,109,847	238,109,847	257,519,477	257,519,477
Accounts payable from related companies (3)	45,827,859	45,827,859	33,961,437	33,961,437

Non-current	12.31.2018	12.31.2018	12.31.2017	12.31.2017
	ThCh$	ThCh$	ThCh$	ThCh$
Other financial assets (3)	97,362,295	97,362,295	74,259,085	75,259,085
Trade and other receivables	1,270,697	1,270,697	2,395,851	2,395,851
Accounts receivable from related companies (3)	74,340	74,340	156,492	156,492
Bank loans (1)	2,439,253	2,307,396	13,057,542	11,588,575
Bonds payable (2)	700,327,057	755,694,265	648,228,554	722,044,324
Leasing agreements (3)	13,797,468	13,797,468	14,481,105	14,481,105
Trade and other accounts payable (3)	735,665	735,665	1,132,926	1,132,926
(1)	The fair values are based on discounted cash flows using market discount rates as of the close of each fiscal year and are Level 2 fair value measurements.
(2)	The fair value of corporate bonds is classified as Level 2 fair value measurements based on quoted prices for the Company’s obligations.
(3)	The fair value approximates book value considering the nature and term of the obligations.

Schedule of bank obligations, current

										Maturity		Total
Indebted Entity			Creditor Entity				Type	Effective	Nominal	Up to	90 days	at	at
Tax ID,	Name	Country	Tax ID,	Name	Country	Currency	Amortization	Rate	Rate	90 days	To 1 year	12.31.2018	12.31.2017
										ThCh$	ThCh$	ThCh$	ThCh$
91.144.000-8	Embotelladora Andina S.A.	Chile	97032000-8	Banco Scotiabank	Chile	Chilean pesos	Monthly	3.64%	3.64%	—	—	—	300,000
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.13%	2.13%	—	726,943	726,943	709,794
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco de la Nación Argentina	Argentina	Argentine pesos	Monthly	20.00%	20.00%	1,071	—	1,071	9,965,133
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia y Buenos Aires S.A.	Argentina	Argentine pesos	Monthly	20.00%	20.00%	—	—	—	3,352,417
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	7.48%	7.48%	—	—	—	298,456
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	6.63%	6.63%	—	—	—	1,359,471
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	6.63%	6.63%	82,480	88,935	171,415	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	7.15%	7.15%	83,151	194,366	277,517	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	7.15%	7.15%	—	—	—	1,611,747
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Semiannually	4.50%	4.50%	—	—	—	2,541,016
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Quarterly	4.50%	4.50%	616,808	1,838,770	2,455,578	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	6.24%	6.24%	—	17,910,212	17,910,212	11,331,969
Total												21,542,736	31,470,003

Schedule of bank obligations, non-current

										Maturity
Indebted Entity			Creditor Entity				Type	Effective	Nominal	1 year up to	More 2 years	More 3 years	More 4 years	More 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	12.31.2018
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.1%	2.1%	1,434,786	—	—	—	—	1,434,786
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	6.6%	6.6%	72,439	43,033	43,033	81,225	—	239,730
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	7.2%	7.2%	151,873	—	—	—	—	151,873
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Quarterly	6.2%	6.2%	—	—	—	—	—	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	4.5%	4.5%	612,864	—	—	—	—	612,864
Total															2,439,253

										Maturity
Indebted Entity			Creditor Entity				Type	Effective	Nominal	1 year up to	More 2 years	More 3 years	More 4 years	More 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	31.12.2017
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	Unidad de fomento	Semiannually	2.1%	2.1%	2,092,245	—	—	—	—	2,092,245
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Alfa	Brazil	Brazilian real	Monthly	7.5%	7.5%	125,461	125,461	125,461	627,305	—	1,003,688
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	6.6%	6.6%	504,700	197,779	44,639	128,887	—	876,005
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	7.2%	7.2%	1,593,608	1,202,096	663,779	2,449,851	—	5,909,334
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	4.5%	4.5%	3,176,270	—	—	—	—	3,176,270
Total															13,057,542

Schedule of bonds payable

	Current		Non-current		Total
Composition of bonds payable	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Bonds (face value)	21,038,064	20,547,117	704,048,747	651,459,940	725,086,811	672,007,057
Expenses of bond issuance and discounts on placement	(373,583)	(390,822)	(3,721,690)	(3,231,386)	(4,095,273)	(3,622,208)
Net balance presented in statement of financial position	20,664,481	20,156,295	700,327,057	648,228,554	720,991,538	668,384,849

Schedule of current and noncurrent balances

							Date
		Face	Unit of	Interest	final	Interest	Amortization of
Bonds, current portion	Series	amount	Adjustment	rate	Maturity	Payment	capital	12.31.2018	12.31.2017
								ThCh$	ThCh$
CMF Registration N°254 CMF 06.13.2001	B	2.228.199	UF	6.5%	06.01.2026	Semiannually	00.01.2019	6,598,389	6,071,687
CMF Registration N°641 08.23.2010	C	1,500,000	UF	4.0%	08.15.2031	Semiannually	02.15.2021	614,152	597,049
CMF Registration N°759 08.20.2013	C	500,000	UF	3.5%	08.16.2020	Semiannually	02.16.2018	7,069,487	6,959,157
CMF Registration N°760 08.20.2013	D	4,000,000	UF	3.8%	08.16.2034	Semiannually	02.16.2032	1,545,334	1,502,299
CMF Registration N°760 04.02.2014	E	3,000,000	UF	3.75%	03.01.2035	Semiannually	09.01.2032	1,027,009	998,409
CMF Registration N°912 10.10.2018	F	5,700,000	UF	2.83%	09.25.2016	Semiannually	09.25-2039	1,013,805
Bonds USA	—	365,000,000	US$	5.0%	10.01.2023	Semiannually	10.01.2023	3,169,888	4,418,516
Total current portion								21,038,064	20,547,117
Bonds non-current portion
CMF Registration N°254 CMF 06.13.2001	B	2.228.199	UF	6.5%	06.01.2026	Semiannually	00.01.2019	52,132,023	56,795,423
CMF Registration N°641 08.23.2010	C	1,500,000	UF	4.0%	08.15.2031	Semiannually	02.15.2021	41,348,685	40,197,210
CMF Registration N°759 08.20.2013	C	500,000	UF	3.5%	08.16.2020	Semiannually	02.16.2018	6,891,448	13,399,069
CMF Registration N°760 08.20.2013	D	4,000,000	UF	3.8%	08.16.2034	Semiannually	02.16.2032	110,263,160	107,192,560
CMF Registration N°760 04.02.2014	E	3,000,000	UF	3.75%	03.01.2035	Semiannually	09.01.2032	82,697,378	80,394,428
CMF Registration N°912 10.10.2018	F	5,700,000	UF	2.83%	09.25.2016	Semiannually	09.25-2039	157,125,003
Bonds USA	—	365,000,000	US$	5.0%	10.01.2023	Semiannually	10.01.2023	253,591,050	353,481,250
Bonds non-current portion								704,048,747	651,459,940

Schedule of non-current maturities

		Year of maturity				Total non-
		more than 1	more than 2	more than 3		current
	Series	to 2	to 3	to 4	More than 5	12.31.2018
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
SVS Registration N°254 06.13.2001	B	6,704,717	7,134,663	7,598,414	30,694,229	52,132,023
SVS Registration N°641 08.23.2010	C	—	1,879,436	3,758,871	35,710,378	41,348,685
SVS Registration N°759 08.20.2013	C	3,445,724	3,445,724	—	—	6,891,448
SVS Registration N°760 08.20.2013	D	—	—	—	110,263,160	110,263,160
SVS Registration N°760 04.02.2014	E	—	—	—	82,697,378	82,697,378
CMF Registration N°912 10.10.2018	F				157,125,003	157,125,003
Bonds USA	—	—	—	—	253,591,050	253,591,050
Total		10,150,441	12,459,823	11,357,285	670,081,198	704,048,747

Schedule of current liabilities for leasing agreements

									Maturity		Total
Indebted Entity		Creditor Entity				Amortization	Effective	Nominal	Up to	90 days to	at	At
Name	Country	Tax ID	type	Type	Currency	Type	rate	rate	90 days	1 year	12.31.2018	12.31.2017
									ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	10.215%	10.227%	11,996	,	11,996	41,467
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	9.65%	9.47%	51,766	23,494	75,260	504,815
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Citibank	Brazil	Brazilian real	Monthly	8.54%	8.52%	57,750	51,823	109,573	528,801
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	171,115	545,863	716,978	657,610
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	Brazilian real	Monthly	7.65%	7.39%	57,561	282,104	339,665	—
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	Dollars	Monthly	12.00%	12.00%	280,995	—	280,995	327,632

Total											1,534,467	2,060,325

Schedule of noncurrent liabilities for leasing agreements

									Maturity
Indebted Entity		Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More	at
Name	Country	Tax ID	Name	type	Currency	Type	rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2018
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	810,185	915,509	1,034,525	1,169,014	9,466,995	13,396,228
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	Brazilian real	Monthly	7.65%	7.39%	401,240	—	—	—	—	401,240
TOTAL														13,797,468

										Maturity
Indebted Entity			Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More	at
Tax ID	Name	Country	Tax, ID	Name	Country	Currency	Type	rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2017
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	10.21%	10.22%	11,764	—	—	—	—	11,764
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	9.65%	9.47%	73,799	—	—	—	—	73,799
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Citibank	Brazil	Brazilian real	Monthly	8.54%	8.52%	105,807	—	—	—	—	105,807
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	743,100	839,703	948,864	1,072,216	10,685,852	14,289,735

Total															14,481,105